EARNINGS PER SHARE (Details Textual)	12 Months Ended
Dec. 31, 2018 Numbers
Number Of Instruments Other Equity Instruments Granted	743,000
Ordinary Share [Member]
Number Of Instruments Other Equity Instruments Granted	743,000